Employee Benefit Plan, Description of Plan (Details) $ in Thousands	Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50